Performance Management	Apr. 19, 2026
Aptus January Deep Buffer ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
Performance information for the Fund is not included because the Fund had not yet commenced operations as of the date of this Prospectus. In the future, performance information for the Fund will be presented in this section. Updated performance information is available on the Fund’s website at www.aptusetfs.com/JADB.

Performance One Year or Less [Text]	Performance information for the Fund is not included because the Fund had not yet commenced operations as of the date of this Prospectus.
Performance Availability Website Address [Text]	www.aptusetfs.com/JADB
Aptus April Deep Buffer ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
Performance information for the Fund is not included because the Fund had not yet commenced operations as of the date of this Prospectus. In the future, performance information for the Fund will be presented in this section. Updated performance information is available on the Fund’s website at www.aptusetfs.com/APDB.

Performance One Year or Less [Text]	Performance information for the Fund is not included because the Fund had not yet commenced operations as of the date of this Prospectus.
Performance Availability Website Address [Text]	www.aptusetfs.com/APDB
Aptus July Deep Buffer ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
Performance information for the Fund is not included because the Fund had not yet commenced operations as of the date of this Prospectus. In the future, performance information for the Fund will be presented in this section. Updated performance information is available on the Fund’s website at www.aptusetfs.com/JUDB.

Performance One Year or Less [Text]	Performance information for the Fund is not included because the Fund had not yet commenced operations as of the date of this Prospectus.
Performance Availability Website Address [Text]	www.aptusetfs.com/JUDB
Aptus October Deep Buffer ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
Performance information for the Fund is not included because the Fund had not yet commenced operations as of the date of this Prospectus. In the future, performance information for the Fund will be presented in this section. Updated performance information is available on the Fund’s website at www.aptusetfs.com/OCDB.

Performance One Year or Less [Text]	Performance information for the Fund is not included because the Fund had not yet commenced operations as of the date of this Prospectus.
Performance Availability Website Address [Text]	www.aptusetfs.com/OCDB
Aptus Laddered Deep Buffer ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
Performance information for the Fund is not included because the Fund had not yet commenced operations as of the date of this Prospectus. In the future, performance information for the Fund will be presented in this section. Updated performance information will be available on the Fund’s website at www.aptusetfs.com/aldb.

Performance One Year or Less [Text]	Performance information for the Fund is not included because the Fund had not yet commenced operations as of the date of this Prospectus.
Performance Availability Website Address [Text]	www.aptusetfs.com/aldb